Income Taxes - Schedule of Provision for Income Taxes (10K) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current, Federal
Current, State			8,840	1,600
Total current			8,840	1,600
Deferred, Federal
Deferred, State
Total deferred
Provision for income taxes	$ 1,600	$ 1,600	$ 8,840	$ 1,600